Note 19 - Cash and Cash Equivalents and Other Investments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Cash and Cash Equivalents and Other Investments [Abstract]
Detailed disclosure of cash and cash equivalents and other investments [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Cash and cash equivalents
Cash at banks	167,455	117,807
Liquidity funds	105,697	98,183
Short – term investments	44,975	368,691
	318,127	584,681
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	239,742	763,697
Bonds and other fixed income	158,107	108,791
	397,849	872,488
Other investments - non-current
Bonds and other fixed income	312,619	239,422
Others	7,635	7,660
	320,254	247,082